Financial instruments with preferred rights - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Financial instruments [Abstract]
Transfer of accumulated fair value change due to own credit risk of financial instruments with preferred rights upon conversion	¥ 27,355